Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share

The following table provides the detailed calculation of Earnings per common share (EPS):
	Year Ended December 31,
(IN MILLIONS)	2018	2017	2016
EPS Numerator––Basic
Income from continuing operations	$11,179	$21,353	$7,229
Less: Net income attributable to noncontrolling interests	36	47	31
Income from continuing operations attributable to Pfizer Inc.	11,143	21,306	7,198
Less: Preferred stock dividends––net of tax	1	1	1
Income from continuing operations attributable to Pfizer Inc. common shareholders	11,142	21,305	7,197
Discontinued operations––net of tax	10	2	17
Less: Discontinued operations––net of tax, attributable to noncontrolling interests	—	—	—
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders	10	2	17
Net income attributable to Pfizer Inc. common shareholders	$11,152	$21,307	$7,214
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions	$11,143	$21,306	$7,197
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders and assumed conversions	10	2	17
Net income attributable to Pfizer Inc. common shareholders and assumed conversions	$11,153	$21,308	$7,214
EPS Denominator
Weighted-average number of common shares outstanding––Basic(a)	5,872	5,970	6,089
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreements(a)	105	89	70
Weighted-average number of common shares outstanding––Diluted	5,977	6,058	6,159
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(b)	2	36	63
Cash dividends declared per share	$1.38	$1.30	$1.22

(a)
2017 includes the effect of the modification for a commitment to pay 15.2 million common-share equivalents that were scheduled for near-term settlement. These common share equivalents were paid in the first quarter of 2018.

(b)
These common stock equivalents were outstanding for the periods presented, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.